Consolidated Balance Sheets - USD ($)		Sep. 30, 2020	Sep. 30, 2019
Current assets:
Cash and cash equivalents		$ 322,598	$ 3,633,645
Restricted cash		17,932
Short-term investments		2,209,261
Accounts receivable, net		6,616,815	115,400
Notes receivable		1,664,310
Inventories		867,752	2,810,518
Advances to suppliers, net		2,701,460	6,862,696
Amount due from related parties, current		577,035	1,753,090
Prepaid expenses and other current assets, net		1,237,249	1,406,417
Current assets of discontinued operation		102,449	112,921
Total current assets		16,316,861	16,694,687
Property and equipment, net		3,109,045	2,163,857
Amount due from related parties, noncurrent		294,568	282,769
Deferred tax assets, net		97,324	30,637
Total assets		19,817,798	19,171,950
Current liabilities:
Short-term borrowings		299,315	20,486
Accounts payable		303,305	39,765
Accrued expenses and other payables		3,756,657	1,117,166
Advances from customers		155,378	111,606
Income tax payable		748,003	559,188
Amount due to related parties		754,283	4,349,913
Current liabilities of discontinued operation		655,712	636,003
Total current liabilities		6,672,653	6,834,127
Long-term borrowings			6,838
Total liabilities		6,672,653	6,840,965
Commitments and contingencies
Equity
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2019 and 2020; 7,800,000 shares issued and outstanding as of September 30, 2019 and 2020, respectively)	[1]	7,800	7,800
Subscription receivable		(7,800)	(7,800)
Receivables from a shareholder		(4,737,521)	(4,835,920)
Additional paid-in capital		12,078,058	12,078,058
Statutory reserve		212,842	187,973
Retained earnings		1,575,630	1,453,325
Accumulated other comprehensive loss		(259,547)	(656,657)
Total EZGO Technologies Ltd.’s shareholders’ equity		8,869,462	8,226,779
Non-controlling interests		4,275,683	4,104,206
Total Equity		13,145,145	12,330,985
Total liabilities and Equity		$ 19,817,798	$ 19,171,950

[1]	The shares and per share information are presented on a retroactive basis to reflect the corporate reorganization completed on November 8, 2019 and share reorganization by way of a sub-division and surrender of shares on September 8, 2020 (Note 14).